Stockholder's Equity (Details Textual) (USD $)	0 Months Ended	9 Months Ended
	Feb. 15, 2014	Sep. 30, 2014	Dec. 31, 2013
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.00001	$ 0.00001
Stock Issued During Period, Shares, New Issues	30,000,000
Sale of Stock, Price Per Share	$ 0.005
Proceeds from Issuance of Common Stock	$ 150,000	$ 150,000